STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP Hourly DPS Plan $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)
Investment income
Total investment income	$ 137,111
Interest income on notes receivable from participants	1,587
Contributions to the Plan:
By employer	26,787
By participants	17,786
Total contributions	44,573
Total additions	183,271
Deductions from net assets attributed to:
Withdrawals and distributions	(139,944)
Total deductions	(139,944)
Net increase in net assets available for benefits	43,327
Transfers to the Salaried Plan	(2,261)
Transfers from the Salaried Plan	781
Net increase	41,847
Beginning of year	962,097
End of year	1,003,944
Master Trust
Investment income
Total investment income	95,649	[1]
Master Trust A
Investment income
Total investment income	$ 41,462	[2]

[1]	Represents the Plan’s interest in investment income earned from the Master Trust, including investment income of Plan assets transferred from Master Trust A beginning on July 11, 2025 (the “Transition Date”). For further details, see Note 1. Description of the Plan - Master Trusts and Note 3. Master Trust Investments.
[2]	Represents the Plan’s interest in investment income earned from Master Trust A from January 1, 2025 through October 6, 2025, with October 6, 2025 representing the completion of the transition (the “Transition”). For further details, see Note 1. Description of the Plan - Master Trusts and Note 4. Master Trust A Investments.